Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Average Service Lives and Depreciation and Amortization Rates

	Average	Rate
	Service Life	Range	Average
Property, plant and equipment:
Transmission	57 years	1% - 3%	2%
Distribution	49 years	1% - 8%	2%
Communication	17 years	1% - 11%	6%
Administration and service	25 years	1% - 20%	4%
Intangible assets	11 years	8% - 10%	6%